Label	Element	Value
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	18.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The portfolio managers emphasize a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the portfolio managers no longer consider the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the portfolio managers’ tolerable level and the trend is likely to be a long-term issue.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Class A	Period Ended	Returns
Year-to-date	June 30, 2024	8.47%
Best Quarter	December 31, 2020	22.30%
Worst Quarter	March 31, 2020	-32.34%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	8.47%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(32.34%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Emerging Market Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | REIT Risk/Real Estate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 628
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	794
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,497
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	628
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	794
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,497
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 259
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,655
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,655
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	701
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 701
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	653
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	53
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	167
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	291
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 653
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,294
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	567
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	144
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	252
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 567
INVESCO COMSTOCK FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.40%
INVESCO COMSTOCK FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%
INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	9.12%
Annual Return [Percent]	oef_AnnlRtrPct	(5.93%)
Annual Return [Percent]	oef_AnnlRtrPct	17.83%
Annual Return [Percent]	oef_AnnlRtrPct	17.77%
Annual Return [Percent]	oef_AnnlRtrPct	(12.24%)
Annual Return [Percent]	oef_AnnlRtrPct	25.34%
Annual Return [Percent]	oef_AnnlRtrPct	(0.79%)
Annual Return [Percent]	oef_AnnlRtrPct	33.32%
Annual Return [Percent]	oef_AnnlRtrPct	0.81%
Annual Return [Percent]	oef_AnnlRtrPct	12.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.28%
Performance Inception Date	oef_PerfInceptionDate	Oct. 07, 1968
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.49%
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.29%
INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.25%
Performance Inception Date	oef_PerfInceptionDate	Oct. 26, 1993
INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.17%
Performance Inception Date	oef_PerfInceptionDate	Oct. 29, 2004
INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.25%
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2010
INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.63%
Performance Inception Date	oef_PerfInceptionDate	Oct. 01, 2002
INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.34%
Performance Inception Date	oef_PerfInceptionDate	Sep. 24, 2012

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”